Shareholders Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Shareholders Equity

(9) Shareholders Equity

Common stock

During the six months ended June 30, 2020, 115,000 shares of common stock were sold for cash proceeds of $115,000.

During the six months ended June 30, 2021, the Company issued 490,000 shares of common stock to executives and other employees as a signing bonus. The Company recorded stock-based compensation expense of $490,000.

During the six months ended June 30, 2021 the Company issued 126,498 and 110,000 shares of common stock for sponsorship and consulting services, respectively. The Company recorded stock-based compensation expense of $236,498.

During the six months ended June 30, 2021, the Company issued 600,000 shares related to accrued bonuses and 375,000 shares related to the acquisition that had previously been accrued in 2020.

On April 11, 2019, the Company entered into an employment agreement with a former owner of a business sold to the Company. Stock compensation of $38,042 was recognized for the six months ended June 30, 2020 and 2019, respectively, based on the fair value of shares at April 11, 2019.

Stock Options

The following table represents option activity during the six months ended June 30, 2021:

	Number of	Weighted Average	Weighted Average Remaining Contractual Term
	Options	Exercise Price	(years)
Vested and Exercisable at December 31, 2020	557,506	$0.45	3.9
Options granted	85,004	0.60	4.7
Vested and Exercisable at June 30, 2021	642,510	0.47	3.8

Pursuant to certain sponsorship agreements, during the six months ended June 30, 2021, 85,400 stock options were granted. As of June 30, 2021, there was a total of 642,510 stock options outstanding, all vested, of which 280,000 were granted to founders in connection with promissory notes issued by the Company and 362,510 granted in connection with sponsorship agreements. The options are exercisable for five years from the dates of grant, which were from July 2019 to June 2021. The options all vested immediately upon grant and have exercise prices ranging from $0.17 to $0.60. The options with sponsors could terminate earlier than five years if certain conditions occur. One of the sponsorship agreements was terminated effective February 2021. The remaining sponsor will continue to be granted 5,834 options per month until the Company completes its IPO, after which the sponsor will be granted fully vested shares for $3,500 per month based on the closing share price on the date of each grant.

The fair value of the stock options granted during the six months ended June 30, 2021 of $61,973 was determined using the Black-Scholes option pricing model with the following assumptions: i) risk free interest rate of approximately 2%, ii) expected life of 5 years, iii) dividend yield of 0%, iv) expected volatility of approximately 79%.

The intrinsic value of options outstanding at June 30, 2021 and December 31, 2020 was approximately $340,000 and $307,000, respectively.

(11) Shareholders/ Equity

Common stock

On April 5, 2019, 25,000,000 shares of common stock were issued to the two founders of the Company as founders shares.

On April 9, 2019, a note payable in the amount of $400,000 was converted to 2,500,000 shares of common stock and the Company recorded $14,999 as a loss on conversion (see Note 9).

On April 11, 2019, the Company entered into an employment agreement with a former owner of a business sold to the Company (see note 3). Total stock compensation of $76,083 and $57,063 was recognized as of December 31, 2020 and 2019, respectively, based on the fair value of shares at April 11, 2019.

During the periods ended December 31, 2020 and 2019, 4,577,043 and 2,590,364 shares of common stock were sold for cash proceeds of $1,550,000 and $430,000 respectively.

During the twelve months ended December 31, 2020 and 2019, the Company issued 500,000 and -0- shares of common stock to executives and other employees as a signing bonus, respectively. The Company recorded stock-based compensation expense of $500,000 and $-0- during the twelve months ended December 31, 2020 and 2019, respectively.

During the twelve months ended December 31, 2020 and 2019, the Company issued 2,645,498 and -0- shares of common stock for sponsorship and consulting services, respectively. The Company recorded stock-based compensation expense of $2,645,498 and $-0- during the twelve months ended December 31, 2020 and 2019, respectively.

In November 2020, the Company issued 25,409,544 shares of common stock as conversion at $0.01 per share of previously issued convertible notes with related parties, including accrued interest.

The Company issued 100,000 shares of common stock on December 2, 2020 to a lender for debt financing. The Company recorded a discount on this issuance of $100,000 during the twelve months ended December 31, 2020.

Stock Options

Pursuant to certain notes payable agreements and sponsorship agreements entered into during the periods ended December 31, 2020 and 2019, 333,506 and 224,000 stock options were granted, respectively (see note 8).

The following table represents option activity during the periods ended December 31, 2020 and 2019:

	Number of	Weighted Average	Weighted Average Remaining Contractual Term
	Options	Exercise Price	(years)
Vested and Exercisable at March 28, 2019	—	$—
Options granted	224,000	0.34	4.5
Vested and Exercisable at December 31, 2019	224,000	0.34	4.5
Options granted	333,506	0.53	4.5
Vested and Exercisable at December 31, 2020	557,506	$0.45	4.1

As of December 31, 2020, there was a total of 557,506 stock options outstanding, all vested, of which 280,000 were granted to founders in connection with promissory notes issued by the Company and 277,506 granted in connection with sponsorship agreements. The options are exercisable for five years from the dates of grant, which were from July 2019 to December 2020. The options all vested immediately upon grant and have exercise prices ranging from $0.17 to $0.60. The options with sponsors could terminate earlier than five years if certain conditions occur. The sponsors will continue to be granted a total of 30,834 options per month until the Company completes its IPO, after which the sponsors will be granted fully vested shares for a total of $18,500 per month based on the closing share price on the date of grant.

The fair value of the stock options was determined using the Black-Scholes option pricing model with the following assumptions: i) risk free interest rate of approximately 2%, ii) expected life of 5 years, iii) dividend yield of 0%, iv) expected volatility range of approximately 204%-228%.

The intrinsic value of options outstanding at December 31, 2020 and 2019 was approximately $307,000 and $0, respectively.